Earnout Liability	12 Months Ended
Dec. 31, 2021
Earnout Liability
Earnout liability

Note 18 – Earnout Liability

The Earnout Shares are subject to potential forfeiture by their holders if the volume-weighted average price (“VWAP”) of the shares does not equal or exceed the following prices for any 20 trading days within any 30-trading day period within the five years following the closing of the CRIS Business Combination:

●For 718,750 Earnout Shares, a VWAP of at least $12.50 (the “$12.50 Triggering Event”)
●For 718,750 Earnout Shares, a VWAP of at least $15.00 (the “$15.00 Triggering Event”)

Upon the closing of the CRIS Business Combination, the contingent obligation related to the Earnout Shares was accounted for as a liability because the triggering events that determine the number of Earnout Shares earned include events that are not solely indexed to the Company’s common stock. The estimated fair value of the 1,437,500 Earnout Shares issued and outstanding at the closing of the CRIS Business Combination on July 1, 2021 was $18.3 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earnout Period using the most reliable information available.

On July 2, 2021, the $12.50 Triggering Event occurred and, as a result, 718,750 Earnout Shares valued at $10.9 million were deemed to be earned and reclassified into equity on that date. The estimated fair value of the earnout liability related to the 718,750 Earnout Shares subject to the $15.00 Triggering Event originally valued at $8.8 million was remeasured to $5.2 million at December 31, 2021. The change in fair value of the earnout liability resulted in a gain of $2.2 million recognized in the consolidated statement of operations for the year ended December 31, 2021 (see Note 16).

Assumptions used in the valuations of the earnout liability are as follows:

	December 31,	July 1,
	2021	2021
Stock price	$9.94	$14.36
Expected volatility	75%	64%
Risk-free interest rate	1.19%	0.1%
Expected term	4.8 years	0.8 years
Dividend rate	—%	—%